CERTAIN TRANSACTIONS (Details 6) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Dec. 31, 2015
Business Acquisition [Line Items]
Employee Related Obligations.	$ 859		$ 710
Additional paid in capital	23,409		$ 17,757
Acquisition Cash Consideration	33,400
Auspex [Member]
Business Acquisition [Line Items]
Cash and cash equivalents	201
Other non-current assets.	6
Deferred taxes and other noncurrent assets	126
In-process research and development	3,143
Goodwil	1,146
Total assets acquired	4,622
Deferred income taxes and other non-current liabilities	29
Other Current Liabilities	1,131
Total liabilities assumed	1,160
Net assets acquired	3,462
Rimsa PPA [Member]
Business Acquisition [Line Items]
Other Current Assets.	97
Deferred taxes and other noncurrent assets	146
In-process research and development	300
Goodwil	1,967
Product Rights	0
Trade names / customer relationships	0
Total assets acquired	2,510
Other Current Liabilities	121
Other Taxes And Long Term Liabilities	68
Total liabilities assumed	189
Net assets acquired	2,321
Takeda PPA [Member]
Business Acquisition [Line Items]
Inventories.	134
Goodwil	698
Product Rights	1,491
Total assets acquired	2,323
Deferred income taxes and other non-current liabilities	498
Total liabilities assumed	498
Net assets acquired	1,825
Actavis PPA [Member]
Business Acquisition [Line Items]
Inventories.	1,670
Trade Receivable	3,211
Property Plant And Equipment	1,370
Cash and cash equivalents	84
Other non-current assets.	24
Other Current Assets.	2,050
In-process research and development	5,006
Goodwil	24,192
Product Rights	8,640
Trade names / customer relationships	417
Total assets acquired	46,664
Sales Reserves And Allowances.	1,988
Employee Related Obligations.	134
Trade Payables	441
Accrued expenses.	920
Deferred income taxes and other non-current liabilities	3,493
Other Current Liabilities	376
Total liabilities assumed	7,352
Net assets acquired	39,312
Acquisition Cash Consideration	33,920
BusinessCombinationConsiderationTransferredEquityInterestsIssuedAndIssuable	5,065
Business Combination Consideration Transferred Equity Based Compensation	25
Contingent Consideration 2	302
Total fair value of consideration transferred	39,312
Actavis Held For Sale [Member]
Business Acquisition [Line Items]
Trade receivables.	59
Inventory Held For Sale	63
Other Current Asset HeldForSale	1
Deferred income taxes.	7
Assets Held For Sale Property Plant And Equipments	36
Identifiable Intangible Assets Net Held For Sale	633
Total Assets Of The Disposal Group Classified As Held For Sale In The Consolidated Balance Sheets	799
Account Payable And Accruals Held For Sale	83
Other current liabilities.	10
Other Taxes AndLong Term Liabilities Held For Sale	23
Total Liabilities Of The Disposal Group Classified As Held For Sale In The Consolidated Balance Sheet	116
Actavis Preliminary Values [Member]
Business Acquisition [Line Items]
Inventories.		$ 1,463
Trade Receivable		2,995
Property Plant And Equipment		1,605
Cash and cash equivalents		82
Other non-current assets.		19
Other Current Assets.		2,218
In-process research and development		3,999
Goodwil		19,630
Product Rights		16,486
Trade names / customer relationships		0
Total assets acquired		48,497
Sales Reserves And Allowances.		1,912
Employee Related Obligations.		118
Trade Payables		241
Accrued expenses.		839
Deferred income taxes and other non-current liabilities		6,215
Other Current Liabilities		654
Total liabilities assumed		9,979
Net assets acquired		38,518
Actavis Measurement Period Adjustments [Member]
Business Acquisition [Line Items]
Inventories.	207
Trade Receivable	216
Property Plant And Equipment	(235)
Cash and cash equivalents	2
Other non-current assets.	5
Other Current Assets.	(168)
In-process research and development	1,007
Goodwil	4,562
Product Rights	(7,846)
Trade names / customer relationships	417
Total assets acquired	(1,833)
Sales Reserves And Allowances.	76
Employee Related Obligations.	16
Trade Payables	200
Accrued expenses.	81
Deferred income taxes and other non-current liabilities	(2,722)
Other Current Liabilities	(278)
Total liabilities assumed	(2,627)
Net assets acquired	794
Rimsa Preliminary Value [Member]
Business Acquisition [Line Items]
Other Current Assets.		88
Deferred taxes and other noncurrent assets		702
In-process research and development		177
Goodwil		1,018
Product Rights		781
Trade names / customer relationships		49
Total assets acquired		2,815
Other Current Liabilities		124
Other Taxes And Long Term Liabilities		370
Total liabilities assumed		494
Net assets acquired		2,321
Rimsa Measurement Period Adjustments [Member]
Business Acquisition [Line Items]
Other Current Assets.	9
Deferred taxes and other noncurrent assets	(556)
In-process research and development	123
Goodwil	949
Product Rights	(781)
Trade names / customer relationships	(49)
Total assets acquired	(305)
Other Current Liabilities	(3)
Other Taxes And Long Term Liabilities	(302)
Total liabilities assumed	(305)
Net assets acquired	0
Takeda Preliminary Value [Member]
Business Acquisition [Line Items]
Inventories.		139
Goodwil		566
Product Rights		1,664
Total assets acquired		2,369
Deferred income taxes and other non-current liabilities		544
Total liabilities assumed		544
Net assets acquired		$ 1,825
Takeda Measurement Period Adjustments [Member]
Business Acquisition [Line Items]
Inventories.	(5)
Goodwil	132
Product Rights	(173)
Total assets acquired	(46)
Deferred income taxes and other non-current liabilities	(46)
Total liabilities assumed	(46)
Net assets acquired	$ 0